Note 6 - Convertible Debt - Related Party, Debt Cost Expense and Interest Expense Related to Outstanding Borrowings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Note 6 - Convetible Debt - Related Party (Details) - Debt Cost Expense and Interest Expense Related to Outstanding Borrowings [Line Items]
Debt cost expense	$ 106	$ 44	$ 189	$ 85	$ 43	$ 272
Interest expense					192	503
Related Party [Member]
Note 6 - Convetible Debt - Related Party (Details) - Debt Cost Expense and Interest Expense Related to Outstanding Borrowings [Line Items]
Interest expense	$ 66	$ 44	$ 123	$ 85	$ 183	$ 488